Other Current Monetary Assets	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
14.
OTHER CURRENT MONETARY ASSETS

	December 31
	2023	2024
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$18,573	$21,680
Accrued custodial receipts	893	725
Others	886	1,003
	$20,352	$23,408

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2023	2024
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-5.54%	0.03%-5.10%